Defined benefit plans	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Defined benefit plans
39 Defined benefit plans

	2022	2021
Retirement benefit plans	225	3,547
Other post-employment benefit plans	184	277
Total defined benefit plans	409	3,824

Retirement benefit plans in surplus	87	119
Total defined benefit assets	87	119

Retirement benefit plans in deficit	312	3,666
Other post-employment benefit plans in deficit	184	277
Total defined benefit liabilities	496	3,944
The decrease in Defined benefit plans in 2022 is mainly the result of the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

	2022			2021
Movements during the year in defined benefit plans	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
At January 1	3,547	277	3,824	4,318	275	4,593
Defined benefit expenses	68	17	85	(8)	16	8
Remeasurements of defined benefit plans	(837)	(67)	(904)	(487)	(14)	(501)
Contributions paid	(38)	-	(38)	(164)	-	(164)
Benefits paid	(117)	(17)	(134)	(110)	(15)	(125)
Net exchange differences	21	15	36	29	16	45
Transfer to disposal groups	(2,421)	(41)	(2,462)	-	-	-
Other	1	-	1	(32)	-	(32)
At December 31	225	184	409	3,547	277	3,824

The amounts recognized in the statement of financial position are determined as follows:

	2022			2021
	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Present value of wholly or partly funded obligations	3,098	-	3,098	4,604	-	4,604
Fair value of plan assets	(3,083)	-	(3,083)	(4,717)	-	(4,717)
	15	-	15	(112)	-	(112)
Present value of wholly unfunded obligations	210	184	394	3,660	277	3,937
At December 31	225	184	409	3,547	277	3,824

The fair value of Aegon’s own transferable financial instruments included in plan assets and the fair value of other assets used by Aegon included in plan assets was nil in both 2022 and 2021.

	2022			2021
Defined benefit expenses	Retirement benefit plans	Other post- employment benefit plans	Total	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	32	11	43	48	11	59
Net interest on the net defined benefit liability (asset)	38	6	45	32	5	37
Past service cost	(3)	-	(3)	(88)	-	(88)
Total defined benefit expenses	68	17	85	(8)	16	8

		2020
	Retirement benefit plans	Other post- employment benefit plans	Total
Current year service cost	52	11	63
Net interest on the net defined benefit liability (asset)	52	7	59
Past service cost	1	-	1
Total defined benefit expenses	104	18	122

Defined benefit expenses are included in ‘Commissions and expenses’ in the income statement.

Movements during the year of the present value of the defined benefit obligations	2022	2021
At January 1	8,541	9,059
Current year service cost	43	59
Interest expense	158	131
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	(3)	(59)
- Actuarial gains and losses arising from changes in financial assumptions	(2,420)	(299)
Past service cost	(3)	(88)
Benefits paid	(529)	(455)
Amounts paid in respect of settlements	-	(140)
Net exchange differences	164	364
Transfer to disposal groups	(2,462)	-
Other	1	(32)
At December 31	3,491	8,541

Movements during the year in plan assets for retirement benefit plans	2022	2021
At January 1	4,717	4,466
Interest income (based on discount rate)	114	94
Remeasurements of the net defined liability (asset)	(1,518)	144
Contributions by employer	38	164
Benefits paid	(395)	(330)
Amounts paid in respect of settlements	-	(140)
Net exchange differences	127	319
At December 31	3,083	4,717

	2022					2021
Breakdown of plan assets for retirement benefit plans	Quoted	Unquoted	Total	in % of total plan asdsets	Quoted	Unquoted	Total	in % of total plan assets
Equity instruments	-	-	-	0%	-	-	-	0%
Debt instrument	336	154	490	16%	603	387	990	21%
Real estate	-	-	-	0%	-	142	142	3%
Derivatives	-	(218)	(218)	(7%)	-	(3)	(3)	(0%)
Investment funds	-	2,214	2,214	72%	-	3,069	3,069	65%
Structured securities	-	268	268	9%	-	-	-	0%
Other	-	328	328	11%	2	516	518	11%
At December 31	336	2,746	3,083	100%	605	4,112	4,717	100%
Defined benefit plans are mainly operated by Transamerica, Aegon the Netherlands and Aegon UK. The following sections contain a general description of the plans in each of these subsidiaries and a summary of the principal actuarial assumptions applied in determining the value of defined benefit plans.
Transamerica
Transamerica has defined benefit plans covering substantially all its employees that are qualified under the Internal Revenue Service Code, including all requirements for minimum funding levels. The defined benefit plans are governed by the Board of Directors of Transamerica Corporation. The Board of Directors has the full power and discretion to administer the plan and to apply all of its provisions, including such responsibilities as, but not limited to, developing the investment policy and managing assets for the plan, maintaining required funding levels for the plan, deciding questions related to eligibility and benefit amounts, resolving disputes that may arise from plan participants and for complying with the plan provisions, and legal requirements related to the plan and its operation. The benefits are based on years of service and the employee’s eligible annual compensation. The plan provides benefits are based on the employee’s eligible annual compensation. The plans provide benefits based on a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The defined benefit plans have a deficit of EUR 102 million at December 31, 2022 (2021: EUR 7 million deficit).
Investment strategies are established based on asset and liability studies by actuaries which are updated as they consider appropriate. These studies, along with the investment policy, assist to develop the appropriate investment criteria for the plan, including asset allocation mix, return objectives, investment risk and time horizon, benchmarks and performance standards, and restrictions and prohibitions. The overall goal is to maximize total investment returns to provide sufficient funding for the present and anticipated future benefit obligations within the constraints of a prudent level of portfolio risk and diversification. Aegon believes that the asset allocation is an important factor in determining the long-term performance of the plan. The plan uses multiple asset classes as well as sub-classes
to meet the asset allocation and other requirements of the investment policy, which minimizes investment risk. From time to time the actual asset allocation may deviate from the desired asset allocation ranges due to different market performance among the various asset categories. If it is determined that rebalancing is required, future additions and withdrawals will be used to bring the allocation to the desired level.
Transamerica maintains minimum required funding levels as set forth by the Internal Revenue Code. If contributions are required, the funding would be provided from the Company’s general account assets. Pension plan contributions were not required for Transamerica in 2022 or 2021. However, with the Transamerica Management Board approval of a proposal from Transamerica Corporation, Transamerica Corporation made a pension plan contribution of EUR 91 million in August 2021 that was over and above the minimum required funding levels as set forth by the Internal Revenue Code. In 2020, Transamerica Corporation did not make a voluntary pension plan contributions.
Transamerica also sponsors supplemental retirement plans to provide senior management with benefits in excess of normal retirement benefits. The plans are unfunded and are not qualified under the Internal Revenue Code. The supplemental retirement plans are governed by either Transamerica Corporation, or the Compensation Committee of the Board of Directors of Transamerica Corporation. Transamerica Corporation, or the Compensation Committee of the Board of Directors has the full power and discretion to apply all of the plan’s provisions, including such responsibilities as, but not limited to, interpret the plan provisions, to make factual determinations under the plan, to determine plan benefits, and to comply with any statutory reporting and disclosure requirements. The benefits are based on years of service and the employee’s eligible annual compensation. The plans provide benefits based on a traditional final average formula or a cash balance formula (which defines the accrued benefit in terms of a stated account balance), depending on the age and service of the plan participant. The company funds the benefit payments of the supplemental retirement plans from its general account assets. The unfunded amount related to these plans, for which a liability has been recorded, was EUR 197 million (2021: EUR 235 million unfunded).
Transamerica provides health care benefits to retired employees through continuation of coverage primarily in self funded plans, and partly in fully insured plans, which are classified as unfunded per IAS 19 financial guidance. The postretirement health care benefits under the Plans are administered by Transamerica Corporation, which has delegated the claims administration to third-party administrators. Transamerica maintains two plans which provide continuation of coverage for retiree medical benefits. For each plan, Transamerica has the fiduciary responsibility to administer the plan in accordance with its terms, and decides questions related to eligibility and determines plan provisions and benefit amounts.
Under the Employee Retirement Income Security Act (ERISA), Transamerica has the fiduciary responsibility to monitor the quality of services provided by the third-party claims administrator and to replace the third-party administrator if needed. In addition, Transamerica has the fiduciary obligation to interpret the provisions of the plans, and to comply with any statutory reporting and disclosure requirements. Finally, Transamerica reviews the terms of the plans and makes changes to the plans if and when appropriate. Transamerica funds the benefit payments or premium payments of the post-retirement health care plans from its general account assets. The post-retirement health benefit liability amounted to EUR 184 million (2021: EUR 220 million).
The weighted average duration of the defined benefit obligation is 9.8 years (2021: 12.9 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2022	2021

Demographic actuarial assumptions

Mortality	US mortality table 1)	US mortality table 1)

Financial actuarial assumptions

Discount rate	5.22%/5.14%	2.80%/2.61%

Salary increase rate	4.00%	4.00%

Health care trend rate	6.30%	6.10%

1
2022 assumption
-PRI-2012
Employee, Healthy Annuitant and Contingent Survivor Tables (90% white collar/10% blue collar) projected with Scale
MP-2021.
Comparative figures are as included in the Annual Report 2021.

The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2022	2021

Demographic actuarial assumptions

10% increase in mortality rates	(50)	(69)

10% decrease in mortality rates	54	77

Financial actuarial assumptions

100 basis points increase in discount rate	(222)	(357)

100 basis points decrease in discount rate	277	436

100 basis points increase in salary increase rate	4	-

100 basis points decrease in salary increase rate	(3)	-

100 basis points increase in health care trend rate	10	13

100 basis points decrease in health care trend rate	(9)	(12)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	2%-4%

Debt instruments	80%-90%

Other	8%-16%
Aegon the Netherlands
The assets and liabilities of Aegon the Netherlands are classified as held for sale, refer to note 51 Discontinued Operations.
Aegon UK
Aegon UK operated a defined benefit pension scheme providing benefits for staff based on final pensionable salary and years of service. The scheme closed to new entrants a number of years ago and closed to future accrual on March 31, 2013. Aegon UK now offers a defined contribution pension scheme to all employees.
The pension scheme is administered separately from Aegon UK and is governed by Trustees, who are required to act in the best interests of the pension scheme members.
The pension scheme Trustees are required to carry out triennial valuations on the scheme’s funding position, with the latest valuation being as at September 30, 2022. As part of this triennial valuation process, a schedule of contributions is agreed between the Trustees and Aegon UK in accordance with UK pensions legislation and guidance issued by the Pensions Regulator in the UK. The schedule of contributions includes deficit reduction contributions to clear any scheme deficit. Under IAS 19, the defined benefit plan has a surplus of EUR 87 million at December 31, 2022 (2021: EUR 119 million surplus). During 2022, EUR 38 million (2021: EUR 73 million) of contributions were paid into the scheme.
The investment strategy for the scheme is determined by the trustees in consultation with Aegon UK. Currently 17% of assets are invested in growth assets (i.e. primarily equities) and 83% are income and liability driven investments where the investments are a portfolio of fixed interest and inflation-linked bonds and related derivatives, selected to broadly match the interest rate and inflation profile of liabilities.
Under the scheme rules, pensions in payment increase in line with the UK Retail Price Index, and deferred benefits increase in line with the UK Consumer Price Index. The pension scheme is therefore exposed to UK inflation changes as well as interest rate risks, investment returns and changes in the life expectancy of pensioners.
The scheme purchased two
buy-in
policies in the name of the Trustee to cover full scheme benefits for a group of pensioners in 2019 and 2022. The liabilities (and matching assets) calculated on the year end assumptions has been included in the funded position as at December 31, 2022.
The weighted average duration of the defined benefit obligation is 15.3 years (2021: 21.0 years).
The principal actuarial assumptions that apply for the year ended December 31 are as follows:

Actuarial assumptions used to determine defined benefit obligations at year-end	2022	2021

Demographic actuarial assumptions

Mortality	UK mortality table 1)	UK mortality table 2)

Financial actuarial assumptions

Discount rate	4.96%	1.79%

Price inflation	3.20%	3.34%

1	Club Vita tables based on analysis of Scheme membership CMI 2021 1.5%/1.25% p.a. (males/females)
2	Club Vita tables based on analysis of Scheme membership CMI 2019 1.5%/1.25% p.a. (males/females)
The principal actuarial assumptions have an effect on the amounts reported for the defined benefit obligation. A change as indicated in the table below in the principal actuarial assumptions would have the following effects on the defined benefit obligation per year-end:

	Estimated approximate effects on the defined benefit obligation

	2022	2021

Demographic actuarial assumptions

10% increase in mortality rates	(19)	(55)

10% decrease in mortality rates	22	62

Financial actuarial assumptions

100 basis points increase in discount rate	(130)	(322)

100 basis points decrease in discount rate	164	433

100 basis points increase in price inflation	55	202

100 basis points decrease in price inflation	(113)	(237)
The above sensitivity analysis is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the statement of financial position.

Target allocation of plan assets for retirement benefit plans for the next annual period is:

Equity instruments	16.7%

Debt instruments	83.3%

All other operating segments
Businesses included in all other operating segments
mo
stly operate defined contribution plans. Please refer to note 14 Commissions and expenses for the employee expenses regarding these contribution plans.